Foreign currency exchange rate (Details) - $ / £	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects Of Changes In Foreign Exchange Rates [Abstract]
Closing rate, GBP 1	1.3512	1.3650	1.3186
Weighted average exchange rate, GBP 1	1.3741	1.2842	1.2747